CASH AND CASH EQUIVALENTS (Details) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009	Mar. 30, 2009	Feb. 18, 2009	Dec. 31, 2008	Dec. 31, 2007
Cash and Cash Equivalents (Details) [Abstract]
Cash and due from banks	5,568	5,355
Interest-bearing deposits in other banks	32,365	60,101
TOTAL	37,933	65,456	22,209	13,293	28,036	22,209